CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Operating expenses in relation to related parties, net of reimbursements	$ 1,609	$ 2,443	$ 2,018	$ 1,856